Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These unaudited condensed consolidated financial statements include the accounts of the Company and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited annual financial statements and notes thereto included in the Company’s 2021 Annual Report on Form 20-F, as filed with the SEC on April 29, 2022. The results of operations for these interim periods are not necessarily indicative of the operating results for any future period. The December 31, 2021 financial information has been derived from the Company’s audited financial statements.

Use of Estimates

The preparation of interim financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts in the consolidated balance sheets and statements of operations, it also requires that management exercise its judgment in applying the Company’s accounting policies. On an ongoing basis, management evaluates its estimates, including estimates related to its stock-based compensation expense and implicit interest rate on new lease liabilities. Significant estimates in these interim financial statements include estimates made for accrued research and development expenses and stock-based compensation expenses.

Functional Currency and Translation to The Reporting Currency

The functional currency of the Company is the U.S. dollar because the U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future.

Until September 30, 2021, the functional currency of Enlivex R&D was the New Israeli Shekel (“NIS”).

Balances related to non-monetary assets and liabilities are based on translated amounts as of the date of the change, and non-monetary assets acquired and liabilities incurred after September 30, 2021 were translated at the approximate exchange rate prevailing at the date of the transaction. Transactions included in the statement of income for the three and six month periods ended June 30, 2022 were translated at the approximate exchange rate in effect at the respective times of the transactions. Transactions included in the statement of income for the three and six month periods ended June 30, 2021 were translated at average exchange rates during the applicable period. Gains or losses resulting from translation adjustments for the three and six month periods ended June 30, 2021 are reported in other comprehensive income (loss).

one U.S. dollar = 3.50 NIS and 3.11 NIS as of June 30, 2022 and December 31, 2021, respectively.

The U.S. dollar increased (decreased) against the NIS: 10.20%, 12.54%, (2.22%) and 1.4% in the three and six month periods ended June 30, 2022 and 2021, respectively.

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Recently Adopted Accounting Standards

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and other Options (Subtopic 470-20) and Derivatives and Hedging: Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). ASU 2020-06 simplifies the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity by removing certain accounting models which separate the embedded conversion features from the host contract for convertible instruments. The standard also enhances the consistency of earnings-per-share calculations by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in diluted earnings-per-share calculations. ASU 2020-06 became effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2021. The Company evaluated ASU 2020-06 and determined that its adoption did not have an impact on the Company’s condensed consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted

The Company has evaluated other recently issued accounting pronouncements and does not currently believe that any of these pronouncements will have a material impact on its condensed consolidated financial statements and related disclosures.

Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021.

Marketable Securities.

The Company has an investment policy that includes guidelines on acceptable investment securities, minimum credit quality, maturity parameters, and concentration and diversification. The Company invests its excess cash primarily in mutual funds that are classified based on the nature of their underlying securities and their availability for use in current operations. The Company’s marketable equity securities are measured at fair value with gains and losses recognized in other income/(expense), net.

Net (loss) income recognized on equity securities for the three and six month periods ended June 30, 2022 and 2021 was $0, $(1,982), $1,195 and $1,583 thousand of which $0, $0, $950 and $1,342 thousand, respectively, were not realized.